Cassidy & Associates
                         Attorneys at Law
                      9454 Wilshire Boulevard
                  Beverly Hills, California 90212
                            ----------

                    Email:  CassidyLaw@aol.com

Telephone: 202/387-5400                   Fax:  949/673-4525


                         March 23, 2012

John Reynolds
Assistant Director
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Bentwood Acquisition Corporation
               Form 10-12G
               File No. 000-54590

Dear Mr. Reynolds:

     In response to the Securities and Exchange Commission's letter of March 19, 2012, we have filed Amendment No. 1 to the registration statement on Form 10.

The Staff's comments are addressed as follows:


General

     1. Disclosure has been added to page 2 (first full paragraph) and page 10 (last paragraph).


     2.  Disclosure has been added to page 23 (last paragraph of Item 9(a)

                         Sincerely,


                         Lee W. Cassidy